11. LONG -TERM PAYABLES - Components (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Long -term Payables - Components Details
Security deposits from customers	$ 5,197	$ 9,102
Net long-term payables	$ 5,197	$ 9,102